Exchange and Subscription Agreement (Narrative) (Q2) (Details)			6 Months Ended	12 Months Ended
	Apr. 22, 2020 USD ($) $ / shares shares	Jun. 20, 2019 shares	Jun. 30, 2020 USD ($)	Dec. 31, 2019 shares
Number of common stock shares issued
Warrant term	5 years
Volatility [Member]
Warrant measurement input	71.36
Risk Free Rate [Member]
Warrant measurement input	0.36
Dividend Yield [Member]
Warrant measurement input	0
GreenSeed Investors, LLC [Member]
Fair value of investment | $			$ 5,000,000
Fair value of warrants | $			96,052
Solar Project Partners, LLC [Member]
Fair value of investment | $			$ 96,052
Exchange Agreement [Member] | GreenSeed Investors, LLC [Member]
Number of stock issued price per share | $ / shares	$ 10.00
Number of exchange shares	100,000
Warrant to acquire	275,000
Warrants exercise price | $ / shares	$ 15.00
Number of repurchase shares | $	$ 400,000
Number of repurchase shares, value	4,000,000
Exchange Agreement [Member] | GreenSeed Investors, LLC [Member] | Tranches [Member]
Number of repurchase shares | $	$ 50,000
Exchange Agreement [Member] | GreenSeed Investors, LLC [Member] | Class B Preferred [Member]
Number of common stock shares issued	500,000
Exchange Agreement [Member] | GreenSeed Investors, LLC [Member] | Series A Preferred Stock [Member]
Number of common stock shares issued	200,000
Additional Purchase Agreement [Member] | GreenSeed Investors, LLC [Member] | Series A Preferred Stock [Member]
Number of common stock shares issued	500,000
Number of stock issued price per share | $ / shares	$ 10.00